Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [Table Text Block]
	December 31,	December 31,
	2021	2020
Cash	$83,790	$79,145
Restricted cash	448	-
Trade and other receivables	22,172	13,791
Accounts payable and accrued liabilities	19,723	15,968
Debt	15,000	24,788

Disclosure of liquidity risk [Table Text Block]
	Less than	6 months
	6 months	to 1 year	1 to 3 years	Over 3 years
Accounts payable and accrued liabilities (note 9)	$19,723	$-	$-	$-
Debt (note 10)	15,000	-	-	-
Total	$34,723	$-	$-	$-